Summary of Significant Accounting Policies - Additional information (Details) - USD ($)			3 Months Ended		12 Months Ended
	Nov. 24, 2025	Nov. 06, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies
Deposits in financial institutions in excess of federally insured limits			$ 36,000		$ 32,000
Cash equivalents			0		0	$ 0
Write-offs on unbilled receivables			0		0
Allowance on unbilled receivables			0		0
Allowance for credit losses			126,000		303,000
Allowance for expected credit loss			400,000		300,000
Write-offs of inventory					300,000	0
Deferred offering costs	$ 2,000,000	$ 2,000,000
Costs to obtain contracts			220,000		173,000	148,000
Amortization of costs			3,000	$ 0	32,000	0
Advertising and marketing costs			143,000	$ 22,000
Unrecognized tax benefits			0		0	0
Accrued for penalties and interest			$ 0		$ 0	$ 0
Financial assets, 91 to 120 days past due
Summary of Significant Accounting Policies
Percentage of accounts receivable			50.00%
Financial assets, 121 to 180 days past due
Summary of Significant Accounting Policies
Percentage of accounts receivable			75.00%
Financial assets, equal to or greater than 180 days past due
Summary of Significant Accounting Policies
Percentage of accounts receivable			100.00%
Minimum
Summary of Significant Accounting Policies
Contract term			5 years		5 years
Maximum
Summary of Significant Accounting Policies
Contract term			7 years		7 years